Condensed Financial Statements (Condensed Statements of Cash Flows) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Condensed Financial Statements, Captions [Line Items]
Net Income	$ 5,830	$ 5,291
Stock option compensation	19	223
Excess tax benefit from share-based payment arrangements	5	3
Net amortization of premiums and discounts	1,122	1,031
Net decrease in accrued interest receivable, prepaid expenses, and other assets	(194)	(417)
Net cash provided by operating activities	10,349	10,124
Proceeds from maturities of securities	13,045	9,911
Securities available-for-sale: Proceeds from maturities	13,045	9,911
Purchases of securities and other investments	32,524	30,309
Net cash used by investing activities	(48,393)	(56,834)
Payment of dividends	(1,297)	(1,647)
Proceeds from exercise of stock options	372	312
Excess tax benefit from share-based payment arrangements	5	3
Net cash provided by financing activities	35,820	47,033
Net increase in cash and cash equivalents	(2,224)	323
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Net Income	5,830	5,291
Undistributed earnings of subsidiaries	(3,018)	(3,972)
Stock option compensation	19	223
Excess tax benefit from share-based payment arrangements	(5)	(3)
Net decrease in accrued interest receivable, prepaid expenses, and other assets		7
Net (decrease) increase in total liabilities	17	(6)
Net cash provided by operating activities	2,843	1,540
Proceeds from maturities of securities		500
Securities available-for-sale: Proceeds from maturities		500
Net cash used by investing activities		500
Payment of dividends	(1,297)	(1,647)
Proceeds from exercise of stock options	372	312
Excess tax benefit from share-based payment arrangements	5	3
Net cash provided by financing activities	(920)	(1,332)
Net increase in cash and cash equivalents	1,923	708
Cash and cash equivalents at beginning of period	2,324	1,616
Cash and cash equivalents at end of period	$ 4,247	$ 2,324